Supplemental Financial Information - Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Financial Information [Line Items]
Finance income (expense)	$ 2,658	$ (1,062)
Finance income (expense)	2,658	(1,062)
Interest income
Supplemental Financial Information [Line Items]
Finance income	7,719	4,189
Interest expense
Supplemental Financial Information [Line Items]
Finance income (expense)	(5)	(4)
Accretion expense - Deferred revenue
Supplemental Financial Information [Line Items]
Finance income (expense)	(3,058)	(3,518)
Finance income (expense)	(3,058)	(3,518)
Accretion expense - Reclamation obligations
Supplemental Financial Information [Line Items]
Finance income (expense)	(1,895)	(1,681)
Finance income (expense)	(1,895)	(1,681)
Accretion expense - Other
Supplemental Financial Information [Line Items]
Finance income (expense)	$ (103)	$ (48)